Loss (Earnings) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted (Loss) Earnings Per Share

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss) Earnings per share-basic:
Numerator:
Allocation of net (loss) income available to ordinary shareholders	(105,403)	(177,942)	153,692	162,728	330,166	47,870	321,464	46,607
Denominator:
Weighted average number of ordinary shares outstanding	228,284,218	385,389,358	352,642,396	373,375,848	369,374,205	369,374,205	359,638,460	359,638,460
Denominator used for (loss) earnings per share	228,284,218	385,389,358	352,642,396	373,375,848	369,374,205	369,374,205	359,638,460	359,638,460
(Loss) Earnings per share-basic	(0.46)	(0.46)	0.44	0.44	0.89	0.13	0.89	0.13

(Loss) Earnings per share-diluted:
Numerator:
Allocation of net (loss) income available to ordinary shareholders	(105,403)	(177,942)	153,692	162,728	330,166	47,870	321,464	46,607
Reallocation of net (loss) income available to ordinary shares as a result of conversion of Class B to Class A ordinary shares	(177,942)	—	162,728	—	321,464	46,607	—	—
Reallocation of net (loss) income to Class B ordinary shares	—	—	—	(108)	—	—	(1,566)	(227)
Net (loss) income available to ordinary shareholders	(283,345)	(177,942)	316,420	162,620	651,630	94,477	319,898	46,380
Denominator:
Weighted average number of ordinary shares outstanding	228,284,218	385,389,358	352,642,396	373,375,848	369,374,205	369,374,205	359,638,460	359,638,460
Share-based awards	—	—	1,705,149	1,291,857	3,569,295	3,569,295	—	—
Conversion of Class B including potential ordinary shares to Class A ordinary share	385,389,358	—	374,667,705	—	359,638,460	359,638,460	—	—
Denominator used for (loss) earnings per share	613,673,576	385,389,358	729,015,250	374,667,705	732,581,960	732,581,960	359,638,460	359,638,460
(Loss) Earnings per share-diluted	(0.46)	(0.46)	0.43	0.43	0.89	0.13	0.89	0.13